Document and Entity Information	Sep. 21, 2022
Prospectus:
Document Type	497
Document Period End Date	Sep. 21, 2022
Entity Registrant Name	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Entity Central Index Key	0000202032
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 21, 2022
Document Effective Date	Sep. 21, 2022
Prospectus Date	Apr. 29, 2022
AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus:
Prospectus Date	Apr. 29, 2022
AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus:
Prospectus Date	Feb. 28, 2022